UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31,

Date of reporting period:  JUNE 30, 2007




ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JUNE 30, 2007


                          NASDAQ-100 INDEX FUND



[LOGO OF USAA]
    USAA(R)

                            USAA NASDAQ-100
                                   INDEX Fund

                                         [GRAPHIC OF USAA NASDAQ-100 INDEX FUND]

                       S e m i a n n u a l   R e p o r t

--------------------------------------------------------------------------------
   JUNE 30, 2007

--------------------------------------------------------------------------------
                    IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-8448.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.
--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------


MESSAGE FROM THE PRESIDENT                                                    2

MANAGERS' COMMENTARY                                                          4

FUND RECOGNITION                                                              6

INVESTMENT OVERVIEW                                                           7

FINANCIAL INFORMATION

     Portfolio of Investments                                                10

     Notes to Portfolio of Investments                                       16

     Financial Statements                                                    17

     Notes to Financial Statements                                           20

EXPENSE EXAMPLE                                                              33

ADVISORY AGREEMENTS                                                          35

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2007, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                       "
                                     ...IF THE VOLATILITY KEEPS YOU UP AT
[PHOTO OF CHRISTOPHER W. CLAUS]     NIGHT, YOU MIGHT CONSIDER REDUCING THE
                                        OVERALL RISK OF YOUR PORTFOLIO.
                                                       "
                                                                     August 2007
--------------------------------------------------------------------------------

         What summer doldrums? Investors have grown accustomed to flat or uneven markets during the dog days of summer. But 2007 is clearly an exception. Until July, the global equity markets were rising - some setting new records - as easy access to capital fueled takeovers by private equity groups, merger activity, and new investments.

         But as I've written many times in these pages, investors have been complacent about the risk in the markets. In July, that game of musical chairs came abruptly to a halt when several subprime lenders collapsed. The bad news appeared to have tipped the scales. Investors started selling their subprime holdings, and their jitters spread to other securities that were - fairly or unfairly - perceived as risky. In the fixed-income market, for example, we saw a dramatic flight to quality as investors abandoned lower-quality bonds and flocked to the safe haven of Treasuries.

         As I write to you, banks are struggling to find buyers for the loans they used to finance the wave of leveraged buyouts. Many deals were delayed or cancelled outright. Meanwhile, some large hedge funds were forced to close. Liquidity, which had been driving market appreciation, has dried up in what is commonly called a "credit crunch."

         Investors finally have started to factor risk back into their decision-making and are asking important questions: How

 . . . C O N T I N U E D
========================--------------------------------------------------------

         far-reaching will the subprime-lending problems be? Has the housing market reached its low point? Is the boom in deal-making and buyouts over? As a result, volatility is back in a big way in both the stock and bond markets.

         Nonetheless, the global economy appears to be in relatively good shape. Although U.S. economic expansion has slowed, most economists expect 2007 GDP growth to come in near 2%. Corporate earnings - in double digits last year - should remain respectable at 7% or 8%. Inflation also seems to be moderating toward the Federal Reserve Board's goal of 2% annually.

         It may take a few months for the markets to find equilibrium. In the meantime, investors who can tolerate the volatility may find attractive long-term values in global large-cap growth stocks. But if the volatility keeps you up at night, you might consider reducing the overall risk of your portfolio.

         Whatever your needs, we stand ready to assist you. On behalf of all of us here at USAA Investment Management Company, I would like to thank you for your faith and trust in us. We appreciate the opportunity to help you with your investment needs.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board
         USAA Mutual Funds Trust

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

HOW DID THE FUND PERFORM OVER THE FIRST HALF OF THE YEAR?

         The USAA Nasdaq-100 Index Fund closely tracked its benchmark, the Nasdaq-100 Index, for the six-month period ended June 30, 2007. The Fund produced a total return of 9.91% for the period, as compared to 10.32% for the benchmark. The broad-based Nasdaq-100 Index is a group of large-company stocks that is not available for direct investment.

WHICH SECTORS PERFORMED WELL DURING THIS PERIOD?

         Information technology, which represents 61.53% of the index, showed a solid performance for the first half of 2007. It posted a 12.08% return. Consumer discretionary, the second largest sector in the index with a weight of 16.69%, returned 3.62% for the period.

WHAT WERE SOME OF THE FACTORS THAT AFFECTED THE U.S. EQUITY MARKETS DURING THE PERIOD?

         Overcoming a dip in the market in February, the U.S. equity markets posted positive numbers for the first half of 2007 despite negative pressures surrounding subprime loan defaults, rising interest rates, and geopolitical conflicts in the Middle East and Asia. The S&P 500 Index closed at an all-time high in May 2007. Ongoing merger and acquisition activity, takeover announcements, and strong earnings seasons also contributed to the markets' performance.

         On January 18, crude oil prices dropped to $50.48 a barrel on higher-than-expected supply news. This retreat was short-lived, as consumers saw oil close higher at the end of the second quarter at $70.69 per barrel. The Federal Reserve Board (the Fed) kept the federal fund rates unchanged at 5.25% during the first and

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGE 8 FOR BENCHMARK DEFINITION.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         second quarters of 2007. However, Federal Open Market Committee minutes pointed to inflationary pressures that may prompt the Fed to increase rates in the future.

WHAT INVESTMENT STRATEGIES ARE YOU PURSUING IN THE FUND?

         As managers of an index fund that seeks to replicate as closely as possible (before deduction of expenses) the returns of the Nasdaq-100 Index, we don't manage the Fund according to a given outlook for the equity markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets, as we seek to track the performance of the index closely.

         Thank you for your support, and we will continue to work hard on your behalf.

6

 F U N D
=============-------------------------------------------------------------------
              RECOGNITION

USAA NASDAQ-100 INDEX FUND

                         [LOGO OF LIPPER LEADER EXPENSE]

The Fund is listed as a Lipper Leader for Expense among 144 funds within the Lipper Multi-Cap Growth Funds category for the overall period ending June 30, 2007. The Fund received a Lipper Leader rating for Expense among 144 and 126 funds for the three- and five-year periods, respectively. Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of June 30, 2007.

RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2007, REUTERS, ALL RIGHTS RESERVED.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA NASDAQ-100 INDEX FUND (Ticker Symbol: USNQX)

OBJECTIVE
--------------------------------------------------------------------------------

Seeks to match, before fees and expenses, the performance of the stocks composing the Nasdaq-100 Index.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

Under normal market conditions, at least 80% of the Fund's assets will be invested in the common stocks of companies composing the Nasdaq-100 Index.

--------------------------------------------------------------------------------
                                          6/30/07                    12/31/06
--------------------------------------------------------------------------------
Net Assets                             $130.4 Million             $127.3 Million
Net Asset Value Per Share                  $5.99                      $5.45

----------------------------------------------------------------------
             AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/07
----------------------------------------------------------------------
12/31/06 TO 6/30/07*   1 YEAR   5 YEARS    SINCE INCEPTION ON 10/27/00
        9.91%          22.49%    12.41%              -7.33%

----------------------------
       EXPENSE RATIO**
----------------------------
Before Reimbursement  1.11%
After Reimbursement   0.78%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

** THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2007, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS (ANA). THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO) AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2007. IMCO HAS VOLUNTARILY AGREED TO LIMIT THE FUND'S TOTAL ANNUAL OPERATING EXPENSES TO 0.78%, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND TO REIMBURSE THE FUND FOR EXPENSES IN EXCESS OF THIS AMOUNT. IF THE FUND'S TOTAL ANNUAL OPERATING EXPENSE RATIO IS LOWER THAN 0.78%, THE FUND WILL OPERATE AT THE LOWER EXPENSE RATIO. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON
                        ---------------------------------

        [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                    NASDAQ-100 INDEX          USAA NASDAQ-100
                    ----------------          ---------------
10/31/2000             $10,000.00                $10,000.00
11/30/2000               7,636.90                  7,683.62
12/31/2000               7,134.71                  7,137.48
01/31/2001               7,900.80                  7,900.19
02/28/2001               5,814.91                  5,800.38
03/31/2001               4,794.16                  4,783.43
04/30/2001               5,653.41                  5,630.89
05/31/2001               5,485.34                  5,461.39
06/30/2001               5,577.71                  5,546.14
07/31/2001               5,131.28                  5,094.16
08/31/2001               4,479.71                  4,444.44
09/30/2001               3,561.28                  3,531.07
10/31/2001               4,160.20                  4,124.29
11/30/2001               4,865.50                  4,811.68
12/31/2001               4,807.60                  4,747.88
01/31/2002               4,725.89                  4,672.51
02/28/2002               4,144.28                  4,097.87
03/31/2002               4,429.65                  4,371.06
04/30/2002               3,894.07                  3,843.52
05/31/2002               3,684.80                  3,626.85
06/30/2002               3,206.25                  3,155.83
07/31/2002               2,934.34                  2,892.06
08/31/2002               2,874.49                  2,826.12
09/30/2002               2,539.41                  2,496.40
10/31/2002               3,018.62                  2,967.42
11/30/2002               3,405.08                  3,344.24
12/31/2002               3,003.59                  2,948.58
01/31/2003               2,999.84                  2,939.16
02/28/2003               3,083.11                  3,023.94
03/31/2003               3,110.60                  3,042.79
04/30/2003               3,377.74                  3,306.56
05/31/2003               3,658.86                  3,579.75
06/30/2003               3,670.54                  3,579.75
07/31/2003               3,900.85                  3,805.84
08/31/2003               4,098.03                  3,994.24
09/30/2003               3,983.65                  3,881.20
10/31/2003               4,330.64                  4,210.91
11/30/2003               4,355.59                  4,239.18
12/31/2003               4,489.81                  4,361.64
01/31/2004               4,567.15                  4,437.00
02/29/2004               4,499.09                  4,361.64
03/31/2004               4,401.34                  4,267.44
04/30/2004               4,288.61                  4,154.39
05/31/2004               4,488.56                  4,342.80
06/30/2004               4,643.13                  4,493.53
07/31/2004               4,287.97                  4,144.97
08/31/2004               4,193.57                  4,050.77
09/30/2004               4,328.65                  4,182.65
10/31/2004               4,555.73                  4,399.32
11/30/2004               4,817.99                  4,644.25
12/31/2004               4,972.24                  4,794.98
01/31/2005               4,661.33                  4,491.48
02/28/2005               4,638.85                  4,463.11
03/31/2005               4,551.79                  4,378.01
04/30/2005               4,362.95                  4,188.90
05/31/2005               4,740.49                  4,548.22
06/30/2005               4,589.87                  4,406.38
07/31/2005               4,933.46                  4,727.88
08/31/2005               4,865.17                  4,661.68
09/30/2005               4,926.62                  4,718.42
10/31/2005               4,857.93                  4,652.23
11/30/2005               5,148.42                  4,926.45
12/31/2005               5,066.48                  4,841.34
01/31/2006               5,268.98                  5,039.91
02/28/2006               5,149.13                  4,916.99
03/31/2006               5,251.81                  5,011.55
04/30/2006               5,243.49                  5,002.09
05/31/2006               4,874.25                  4,642.77
06/30/2006               4,861.22                  4,623.86
07/31/2006               4,658.94                  4,434.75
08/31/2006               4,880.36                  4,642.77
09/30/2006               5,110.43                  4,850.80
10/31/2006               5,353.27                  5,087.19
11/30/2006               5,538.52                  5,257.40
12/31/2006               5,435.57                  5,153.38
01/31/2007               5,545.66                  5,257.40
02/28/2007               5,455.60                  5,172.30
03/31/2007               5,489.54                  5,200.66
04/30/2007               5,786.06                  5,474.88
05/31/2007               5,977.94                  5,654.54
06/30/2007               5,996.67                  5,663.99

                         [END CHART]

         DATA FROM 10/31/00* THROUGH 6/30/07.

         The graph illustrates how a $10,000 hypothetical investment in the USAA Nasdaq-100 Index Fund closely tracks the Nasdaq-100 Index, an unmanaged modified capitalization-weighted index composed of 100 of the largest nonfinancial domestic and international companies listed on The Nasdaq Stock Market(R) based on market capitalization.

         `NASDAQ-100(R)', `NASDAQ-100 INDEX(R)', AND `NASDAQ(R)' ARE TRADEMARKS OR SERVICE MARKS OF THE NASDAQ STOCK MARKET, INC. (WHICH WITH ITS AFFILIATES ARE THE "CORPORATIONS") AND HAVE BEEN LICENSED FOR OUR USE. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE USAA NASDAQ-100 INDEX FUND. THE FUND IS NOT SPONSORED, SOLD, OR PROMOTED BY THE NASDAQ STOCK MARKET, INC., AND THE NASDAQ STOCK MARKET, INC. MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND. INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THE FUND ATTEMPTS TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

         PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

         *THE PERFORMANCE OF THE NASDAQ-100  INDEX IS CALCULATED FROM THE END OF
          THE MONTH, OCTOBER 31, 2000, WHILE THE DATE THE FUND INITIALLY INVESTED IN SECURITIES REPRESENTED BY THE INDEX IS OCTOBER 30, 2000. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS BECAUSE OF THIS DIFFERENCE.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

------------------------------------------------------
                   TOP 10 EQUITY HOLDINGS
                     (% of Net Assets)
------------------------------------------------------

Apple, Inc.                                       8.8%

Microsoft Corp.                                   5.8%

QUALCOMM, Inc.                                    5.2%

Google, Inc. "A"                                  4.4%

Cisco Systems, Inc.                               3.6%

Intel Corp.                                       2.9%

Oracle Corp.                                      2.5%

Comcast Corp. "A"                                 2.4%

Research In Motion Ltd.                           2.2%

Gilead Sciences, Inc.                             2.1%
------------------------------------------------------

                  SECTOR ALLOCATION*
                      6/30/2007

                        [PIE CHART OF SECTOR ALLOCATION]

Information Technology                           61.5%
Consumer Discretionary                           15.5%
Health Care                                      12.8%
Industrials                                       4.5%
Telecommunication Services                        1.8%
Consumer Staples                                  1.1%
Energy                                            0.3%
Materials                                         0.3%

                        [END CHART]

        *EXCLUDES MONEY MARKET INSTRUMENTS.

         PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 10-15.

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

                                                                                     MARKET
   NUMBER                                                                             VALUE
OF SHARES     SECURITY                                                                (000)
-------------------------------------------------------------------------------------------
              COMMON STOCKS (97.8%)

              CONSUMER DISCRETIONARY (15.5%)
              ------------------------------
              ADVERTISING (0.3%)
    6,199     Lamar Advertising Co. "A"                                            $    389
                                                                                   --------
              APPAREL RETAIL (0.3%)
   10,640     Ross Stores, Inc.                                                         328
                                                                                   --------
              BROADCASTING & CABLE TV (4.8%)
  112,684     Comcast Corp. "A"*(c)                                                   3,169
   18,515     Discovery Holding Co. "A"*                                                426
   16,693     EchoStar Communications Corp. "A"*                                        724
   15,064     Liberty Global, Inc. "A"*                                                 618
  123,174     Sirius Satellite Radio, Inc.*                                             372
   27,831     Virgin Media, Inc.                                                        678
   24,493     XM Satellite Radio Holdings, Inc. "A"*                                    288
                                                                                   --------
                                                                                      6,275
                                                                                   --------
              CASINOS & GAMING (0.6%)
    8,671     Wynn Resorts Ltd.                                                         778
                                                                                   --------
              CATALOG RETAIL (0.8%)
   46,664     Liberty Media Corp. Interactive "A"*                                    1,042
                                                                                   --------
              CONSUMER ELECTRONICS (0.9%)
   15,664     Garmin Ltd.                                                             1,159
                                                                                   --------
              DEPARTMENT STORES (1.6%)
   12,425     Sears Holdings Corp.*                                                   2,106
                                                                                   --------
              EDUCATIONAL SERVICES (0.6%)
   13,592     Apollo Group, Inc. "A"*                                                   794
                                                                                   --------
              HOMEFURNISHING RETAIL (0.8%)
   28,994     Bed Bath & Beyond, Inc.*                                                1,043
                                                                                   --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

                                                                                     MARKET
   NUMBER                                                                             VALUE
OF SHARES     SECURITY                                                                (000)
-------------------------------------------------------------------------------------------
              INTERNET RETAIL (2.3%)
  21,184      Amazon.com, Inc.*                                                    $  1,449
  23,274      Expedia, Inc.*                                                            682
  23,231      IAC/InterActiveCorp*                                                      804
                                                                                   --------
                                                                                      2,935
                                                                                   --------
              RESTAURANTS (1.6%)
  80,127      Starbucks Corp.*                                                        2,103
                                                                                   --------
              SPECIALTY STORES (0.9%)
  10,469      PetSmart, Inc.                                                            340
  37,399      Staples, Inc.                                                             887
                                                                                   --------
                                                                                      1,227
                                                                                   --------
              Total Consumer Discretionary                                           20,179
                                                                                   --------
              CONSUMER STAPLES (1.1%)
              -----------------------
              FOOD RETAIL (0.3%)
  10,751      Whole Foods Market, Inc.                                                  412
                                                                                   --------
              HYPERMARKETS & SUPER CENTERS (0.8%)
  18,239      Costco Wholesale Corp.                                                  1,067
                                                                                   --------
              Total Consumer Staples                                                  1,479
                                                                                   --------
              ENERGY (0.3%)
              -------------
              OIL & GAS DRILLING (0.3%)
  12,314      Patterson-UTI Energy, Inc.                                                323
                                                                                   --------
              HEALTH CARE (12.8%)
              -------------------
              BIOTECHNOLOGY (8.5%)
  41,986      Amgen, Inc.*(c)                                                         2,321
   9,908      Amylin Pharmaceuticals, Inc.*                                             408
  28,973      Biogen Idec, Inc.*                                                      1,550
  29,347      Celgene Corp.*                                                          1,683
   5,000      Cephalon, Inc.*                                                           402
  25,750      Genzyme Corp.*                                                          1,658
  71,580      Gilead Sciences, Inc.*                                                  2,775
  10,700      Vertex Pharmaceuticals, Inc.*                                             306
                                                                                   --------
                                                                                     11,103
                                                                                   --------

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

                                                                                     MARKET
   NUMBER                                                                             VALUE
OF SHARES     SECURITY                                                                (000)
-------------------------------------------------------------------------------------------
              HEALTH CARE DISTRIBUTORS (0.3%)
  10,391      Patterson Companies, Inc.*                                           $    387
                                                                                   --------
              HEALTH CARE EQUIPMENT (1.2%)
  25,667      Biomet, Inc.                                                            1,173
   2,887      Intuitive Surgical, Inc.*                                                 401
                                                                                   --------
                                                                                      1,574
                                                                                   --------
              HEALTH CARE SERVICES (0.7%)
  18,848      Express Scripts, Inc.*                                                    943
                                                                                   --------
              HEALTH CARE SUPPLIES (0.3%)
  11,316      DENTSPLY International, Inc.                                              433
                                                                                   --------
              PHARMACEUTICALS (1.8%)
   8,015      Sepracor, Inc.*                                                           329
  47,066      Teva Pharmaceutical Industries Ltd. ADR                                 1,941
                                                                                   --------
                                                                                      2,270
                                                                                   --------
              Total Health Care                                                      16,710
                                                                                   --------
              INDUSTRIALS (4.5%)
              ------------------
              AIR FREIGHT & LOGISTICS (1.0%)
  13,044      C.H. Robinson Worldwide, Inc.                                             685
  16,297      Expeditors International of Washington, Inc.                              673
                                                                                   --------
                                                                                      1,358
                                                                                   --------
              AIRLINES (0.5%)
   9,100      Ryanair Holdings plc ADR*                                                 343
   8,371      UAL Corp.*                                                                340
                                                                                   --------
                                                                                        683
                                                                                   --------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.8%)
   8,271      Joy Global, Inc.                                                          482
  21,606      PACCAR, Inc.                                                            1,881
                                                                                   --------
                                                                                      2,363
                                                                                   --------
              DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.5%)
  14,834      Cintas Corp.                                                              585
                                                                                   --------
              HUMAN RESOURCES & EMPLOYMENT SERVICES (0.3%)
  10,451      Monster Worldwide, Inc.*                                                  430
                                                                                   --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

                                                                                     MARKET
   NUMBER                                                                             VALUE
OF SHARES     SECURITY                                                                (000)
-------------------------------------------------------------------------------------------
              TRADING COMPANIES & DISTRIBUTORS (0.4%)
   11,294     Fastenal Co.                                                         $    473
                                                                                   --------
              Total Industrials                                                      5 ,892
                                                                                   --------
              INFORMATION TECHNOLOGY (61.5%)
              ------------------------------
              APPLICATION SOFTWARE (3.9%)
   44,823     Adobe Systems, Inc.*                                                    1,800
   18,765     Autodesk, Inc.*                                                           883
   28,252     BEA Systems, Inc.*                                                        387
   22,722     Cadence Design Systems, Inc.*                                             499
   16,706     Citrix Systems, Inc.*                                                     562
   33,012     Intuit, Inc.*                                                             993
                                                                                   --------
                                                                                      5,124
                                                                                   --------
              COMMUNICATIONS EQUIPMENT (12.1%)
  168,674     Cisco Systems, Inc.*(c)                                                 4,697
   28,938     Juniper Networks, Inc.*                                                   728
   10,357     LM Ericsson Telephone Co. ADR "B"                                         413
  156,317     QUALCOMM, Inc.(c)                                                       6,783
   14,471     Research In Motion Ltd.*                                                2,894
   19,386     Tellabs, Inc.*                                                            209
                                                                                   --------
                                                                                    1 5,724
                                                                                   --------
              COMPUTER HARDWARE (10.7%)
   93,889     Apple, Inc.*                                                           11,458
   64,990     Dell, Inc.*(c)                                                          1,856
  120,768     Sun Microsystems, Inc.*                                                   635
                                                                                   --------
                                                                                     13,949
                                                                                   --------
              COMPUTER STORAGE & PERIPHERALS (1.6%)
   13,870     Logitech International S.A.*                                              366
   30,197     Network Appliance, Inc.*                                                  882
   16,220     SanDisk Corp.*                                                            794
                                                                                   --------
                                                                                      2,042
                                                                                   --------
              DATA PROCESSING & OUTSOURCED SERVICES (1.8%)
    6,503     CheckFree Corp.*                                                          261
   16,338     Fiserv, Inc.*                                                             928
   28,120     Paychex, Inc.                                                           1,100
                                                                                   --------
                                                                                      2,289
                                                                                   --------
              ELECTRONIC MANUFACTURING SERVICES (0.4%)
   51,367     Flextronics International Ltd.*                                           555
                                                                                   --------

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

                                                                                     MARKET
   NUMBER                                                                             VALUE
OF SHARES     SECURITY                                                                (000)
-------------------------------------------------------------------------------------------
              HOME ENTERTAINMENT SOFTWARE (1.2%)
   19,630     Activision, Inc.*                                                    $    366
   24,403     Electronic Arts, Inc.*                                                  1,155
                                                                                   --------
                                                                                      1,521
                                                                                   --------
              INTERNET SOFTWARE & SERVICES (8.3%)
   12,296     Akamai Technologies, Inc.*                                                598
   79,107     eBay, Inc.*(c)                                                          2,546
   10,925     Google, Inc. "A"*                                                       5,718
   17,788     VeriSign, Inc.*                                                           564
   50,308     Yahoo!, Inc.*                                                           1,365
                                                                                   --------
                                                                                     10,791
                                                                                   --------
              IT CONSULTING & OTHER SERVICES (1.0%)
   10,840     Cognizant Technology Solutions Corp. "A"*                                 814
    8,710     Infosys Technologies Ltd. ADR                                             439
                                                                                   --------
                                                                                      1,253
                                                                                   --------
              SEMICONDUCTOR EQUIPMENT (2.0%)
   55,547     Applied Materials, Inc.                                                 1,104
   18,078     KLA-Tencor Corp.                                                          993
   10,846     Lam Research Corp.*                                                       558
                                                                                   --------
                                                                                      2,655
                                                                                   --------
             SEMICONDUCTORS (8.4%)
   38,815    Altera Corp.                                                               859
   33,251    Broadcom Corp. "A"*                                                        973
  158,276    Intel Corp.(c)                                                           3,761
   26,340    Linear Technology Corp.                                                    953
   43,468    Marvell Technology Group Ltd.*                                             792
   34,967    Maxim Integrated Products, Inc.(c)                                       1,168
   14,161    Microchip Technology, Inc.                                                 524
   27,688    NVIDIA Corp.*                                                            1,144
   30,724    Xilinx, Inc.                                                               822
                                                                                   --------
                                                                                     10,996
                                                                                   --------
             SYSTEMS SOFTWARE (9.7%)
   17,293    Check Point Software Technologies Ltd.*                                    395
  256,089    Microsoft Corp.(c)                                                       7,547
  166,709    Oracle Corp.*(c)                                                         3,286
   73,285    Symantec Corp.*                                                          1,480
                                                                                   --------
                                                                                     12,708
                                                                                   --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

                                                                                     MARKET
   NUMBER                                                                             VALUE
OF SHARES     SECURITY                                                                (000)
-------------------------------------------------------------------------------------------
              TECHNOLOGY DISTRIBUTORS (0.4%)
    6,477     CDW Corp.*                                                           $    550
                                                                                   --------
              Total Information Technology                                           80,157
                                                                                   --------
              MATERIALS (0.3%)
              ----------------
              SPECIALTY CHEMICALS (0.3%)
    9,848     Sigma-Aldrich Corp.                                                       420
                                                                                   --------
              TELECOMMUNICATION SERVICES (1.8%)
              ---------------------------------
              ALTERNATIVE CARRIERS (0.5%)
  116,020     Level 3 Communications, Inc.*                                             678
                                                                                   --------
              WIRELESS TELECOMMUNICATION SERVICES (1.3%)
    7,653     Millicom International Cellular S.A.*                                     701
   12,354     NII Holdings, Inc.*                                                       998
                                                                                   --------
                                                                                      1,699
                                                                                   --------
              Total Telecommunication Services                                        2,377
                                                                                   --------
              Total Common Stocks (cost: $103,083)                                  127,537
                                                                                   --------
PRINCIPAL
   AMOUNT
    (000)
---------
              MONEY MARKET INSTRUMENTS (0.6%)

              U.S. TREASURY BILLS (0.3%)
     $360     4.95%, 8/09/2007(b)                                                       358
                                                                                   --------
              REPURCHASE AGREEMENTS (0.3%)(a)
      406     State Street Bank & Trust Co., 2.95%, acquired on 6/29/2007 and due 7/02/2007 at $406 (collateralized by $415 of
                 U.S. Treasury Notes, 5.63%, due 5/15/2008; market value $420)          406
                                                                                   --------
              Total Money Market Instruments (cost: $764)                               764
                                                                                   --------

              TOTAL INVESTMENTS (COST: $103,847)                                   $128,301
                                                                                   ========

16

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 6.2% of net assets at June 30, 2007.

         ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

         (b) Securities  with a  total  value  of  $358,000  are  segregated  as
             collateral  for  initial  margin   requirements   on  open  futures
             contracts.

         (c) Security, or a portion thereof, is segregated to cover the value of open futures contracts at June 30, 2007, as shown in the following table:

                                                                                             UNREALIZED
TYPE OF FUTURE                     EXPIRATION          CONTRACTS     POSITION     VALUE     DEPRECIATION
--------------------------------------------------------------------------------------------------------
Nasdaq-100 Mini Index Futures  September 21, 2007         71           Long     $2,778,000    $(8,000)

           * Non-income-producing security for the 12 months preceding June 30, 2007.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              17
 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA NASDAQ-100 INDEX FUND
JANUARY 31, 2007 (UNAUDITED)

ASSETS
   Investments in securities, at market value
      (identified cost of $103,847)                                        $128,301
   Cash                                                                           1
   Receivables:
      Capital shares sold                                                       132
      USAA Investment Management Company (Note 5D)                               89
      Dividends and interest                                                      5
      Securities sold                                                         2,002
   Variation margin on futures contracts                                          1
                                                                           --------
         Total assets                                                       130,531
                                                                           --------
LIABILITIES
   Payables:
      Capital shares redeemed                                                    64
   Accrued management fees                                                       22
   Accrued transfer agent's fees                                                  3
   Other accrued expenses and payables                                           65
                                                                           --------
         Total liabilities                                                      154
                                                                           --------
            Net assets applicable to capital shares outstanding            $130,377
                                                                           ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                         $113,282
   Accumulated undistributed net investment loss                               (246)
   Accumulated net realized loss on investments and futures transactions     (7,105)
   Net unrealized appreciation of investments and futures contracts          24,446
                                                                           --------
            Net assets applicable to capital shares outstanding            $130,377
                                                                           ========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                               21,752
                                                                           ========
   Net asset value, redemption price, and offering price per share         $   5.99
                                                                           ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA NASDAQ-100 INDEX FUND
SIX-MONTH PERIOD ENDED JUNE 30, 2007 (UNAUDITED)

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $3)                       $   238
   Interest                                                                   21
                                                                         -------
      Total income                                                           259
                                                                         -------
EXPENSES
   Management fees                                                           128
   Administration and servicing fees                                         224
   Transfer agent's fees                                                     177
   Custody and accounting fees                                                30
   Postage                                                                    19
   Shareholder reporting fees                                                 19
   Trustees' fees                                                              4
   Registration fees                                                          17
   Professional fees                                                          25
   Other                                                                      26
                                                                         -------
      Total expenses                                                         669
   Expenses paid indirectly                                                   (1)
   Expenses reimbursed                                                      (163)
                                                                         -------
      Net expenses                                                           505
                                                                         -------
NET INVESTMENT LOSS                                                         (246)
                                                                         -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FUTURES CONTRACTS
   Net realized gain on:
      Investments                                                          4,119
      Futures transactions                                                    48
   Change in net unrealized appreciation/depreciation of:
      Investments                                                          8,336
      Futures contracts                                                        9
                                                                         -------
         Net realized and unrealized gain                                 12,512
                                                                         -------
Increase in net assets resulting from operations                         $12,266
                                                                         =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              19
 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA NASDAQ-100 INDEX FUND
SIX-MONTH PERIOD ENDED JUNE 30, 2007 (UNAUDITED),
AND YEAR ENDED DECEMBER 31, 2006

                                                                6/30/2007     12/31/2006
                                                                ------------------------
FROM OPERATIONS
   Net investment loss                                           $   (246)      $   (310)
   Net realized gain on investments                                 4,119          1,630
   Net realized gain (loss) on futures transactions                    48            (45)
   Change in net unrealized appreciation/depreciation
      of investments                                                8,336          6,483
   Change in net unrealized appreciation/depreciation
      of futures contracts                                              9              8
                                                                 -----------------------
      Increase in net assets resulting from operations             12,266          7,766
                                                                 -----------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                       11,429         28,294
   Cost of shares redeemed                                        (20,605)       (39,167)
                                                                 -----------------------
      Decrease in net assets from capital share transactions       (9,176)       (10,873)
                                                                 -----------------------
   Capital contribution from USAA Transfer
      Agency Company (Note 5E)                                          1              3
                                                                 -----------------------
   Net increase (decrease) in net assets                            3,091         (3,104)

NET ASSETS
   Beginning of period                                            127,286        130,390
                                                                 -----------------------
   End of period                                                 $130,377       $127,286
                                                                 =======================
Accumulated undistributed net investment loss:
   End of period                                                 $   (246)      $      -
                                                                 =======================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                      2,019          5,483
   Shares redeemed                                                 (3,616)        (7,593)
                                                                 -----------------------
      Decrease in shares outstanding                               (1,597)        (2,110)
                                                                 =======================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this semiannual report pertains only to the USAA Nasdaq-100 Index Fund (the Fund), which is classified as nondiversified under the 1940 Act. The Fund seeks to match, before fees and expenses, the performance of the stocks composing the Nasdaq-100 Index. The Nasdaq-100 Index represents 100 of the largest nonfinancial stocks traded on the Nasdaq Stock Market. USAA Investment Management Company (the Manager), an affiliate of the Fund, has retained Northern Trust Investments, N.A. (NTI) to serve as subadviser for the Fund. NTI is responsible for investing the Fund's assets. Under normal market conditions, NTI attempts to achieve the Fund's objective by investing at least 80% of the Fund's assets in the stocks of companies composing the Nasdaq-100 Index.

         As a nondiversified fund, the Fund may invest a greater percentage of its assets in a single issuer. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results because this Fund may be more susceptible to risk associated with a single economic, political, or regulatory event than a diversified fund.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Equity  securities,  including  exchange-traded  funds  (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

                 are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

              2. Short-term  securities with original or remaining maturities of
                 60 days or less may be valued at amortized cost, which approximates market value.

              3. Repurchase  agreements are valued at cost,  which  approximates market value.

              4. Futures contracts are valued at the last quoted sales price.

              5. Securities   for  which  market   quotations  are  not  readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value
                 (NAV) to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing

22

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

                 services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FUTURES CONTRACTS - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying the Fund's index. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. In addition to the segregation of securities to cover the initial margin requirements, the Fund segregates securities to cover the value of all open futures contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities and the risk that the counterparty will fail to perform its obligations.

           C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date).

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

              Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

           E. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

           F. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

              1. Purchases and sales of securities,  income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

              2. Market value of securities,  other assets,  and  liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

              The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

              Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

           G. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended June 30, 2007, these custodian and other bank credits reduced the Fund's expenses by $1,000.

           H. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

              arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

           I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended June 30, 2007, the Fund paid CAPCO facility fees of less than $500, which represents 0.3% of the total fees

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

         paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended June 30, 2007.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of December 31, 2007, in accordance with applicable tax law.

         Distributions of net investment income and the Fund's realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At December 31, 2006, the Fund had capital loss carryovers of $9,566,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2010 and 2011, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

   CAPITAL LOSS CARRYOVERS
-----------------------------
  EXPIRES           BALANCE
-----------        ----------
  2010             $4,833,000
  2011              4,733,000
                   ----------
          Total    $9,566,000
                   ==========

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended June 30, 2007, were $2,438,000 and $13,992,000, respectively.

         As of June 30, 2007, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

                                                                              27
 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

         Gross  unrealized  appreciation  and  depreciation of investments as of
         June  30,  2007,  were  $35,782,000  and   $11,328,000,   respectively,
         resulting in net unrealized appreciation of $24,454,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

              The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.20% of the Fund's average net assets for the fiscal year. For the six-month period ended June 30, 2007, the Fund incurred management fees, paid or payable to the Manager, of $128,000.

           B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with NTI under which NTI directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays NTI a subadvisory fee equal to the greater of a

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

              minimum annual fee of $50,000 or a fee at an annual rate equal to 0.06% of the Fund's average daily net assets on amounts up to $100 million; 0.04% of daily net assets for amounts over $100 million and up to $250 million; and 0.03% of daily net assets for amounts over $250 million. For the six-month period ended June 30, 2007, the Manager incurred subadvisory fees, paid or payable to NTI, of $35,000.

           C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.35% of the Fund's average net assets for the fiscal year. For the six-month period ended June 30, 2007, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $224,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended June 30, 2007, the Fund reimbursed the Manager $2,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 0.78% of its average annual net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. Prior to April 13, 2007, the voluntary expense limitation was 0.80% of the Fund's average annual net assets, before reductions of any expenses paid indirectly. This agreement may be modified or terminated at any time. For the six-month period ended June 30, 2007, the Fund incurred reimbursable expenses of $163,000, of which $89,000 was receivable from the Manager.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

           E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $26 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended June 30, 2007, the Fund incurred transfer agent's fees, paid or payable to SAS, of $177,000. Additionally, the Fund recorded a capital contribution of $1,000 for the six-month period ended June 30, 2007, for adjustments related to corrections to shareholder transactions.

           F. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

           A. FASB INTERPRETATION NO. 48 "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

              being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in Fund NAV calculations as late as the Fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its annual report on December 31, 2007. The Manager has begun to evaluate the application of FIN 48 to the Fund and, based on the analysis completed to date, does not anticipate a material impact on the Fund's financial statements.

           B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2007, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

           C. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS
              159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

              establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 159 and is not yet in a position to determine whether it will avail itself of the fair value option prior to the effective date.

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                    SIX-MONTH
                                  PERIOD ENDED
                                     JUNE 30,                            YEAR ENDED DECEMBER 31,
                                   --------------------------------------------------------------------------------------------
                                       2007                 2006         2005         2004                 2003            2002
                                   --------------------------------------------------------------------------------------------
Net asset value at
   beginning of period             $   5.45             $   5.12     $   5.09     $   4.63             $   3.13         $  5.05
                                   --------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)        (.01)                (.01)        (.01)(a)      .02                 (.03)(a)        (.02)(a)
   Net realized and unrealized
      gain (loss) on investments
      and futures transactions          .55                  .34          .06(a)       .44                 1.53(a)        (1.90)(a)
                                   --------------------------------------------------------------------------------------------
Total from investment operations        .54                  .33          .05(a)       .46                 1.50(a)        (1.92)(a)
                                   --------------------------------------------------------------------------------------------
Less distributions:
   From net investment income             -                    -         (.02)           -                    -               -
                                   --------------------------------------------------------------------------------------------
Net asset value at end of period   $   5.99             $   5.45     $   5.12 $       5.09             $   4.63         $  3.13
                                   ============================================================================================
Total return (%)*                      9.91                 6.45          .97         9.94(h)             47.92          (38.02)
Net assets at end of period (000)  $130,377             $127,286     $130,390     $133,433             $113,440         $52,878
Ratio of expenses to
   average net assets (%)**(c)          .79(b),(d),(e)       .80(e)       .80(e)       .83(e),(f),(h)       .96(f),(g)      .85(g)
Ratio of expenses to average net
   assets, excluding
   reimbursements (%)**(c)             1.05(b)              1.11         1.03         1.05                 1.15            1.37
Ratio of net investment
   income (loss) to average
   net assets (%)**                    (.39)(b)             (.25)        (.24)         .37                 (.70)           (.66)
Portfolio turnover (%)                 1.92                 7.65        14.75         8.94                 5.23           11.01

  * Assumes reinvestment of all net investment income distributions during the period.
 ** For the six-month period ended June 30, 2007, average net assets were $129,161,000.
(a)  Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Effective April 13, 2007, the Manager voluntarily agreed to limit the Fund's expenses, excluding the effect of any expenses paid indirectly, to 0.78% of the Fund's average net assets.
(e) Effective March 1, 2004, through April 12, 2007, the Manager voluntarily agreed to limit the Fund's expenses, excluding the effect of any expenses paid indirectly, to 0.80% of the Fund's average net assets.
(f) Effective May 1, 2003, through February 29, 2004, the Manager voluntarily agreed to limit the Fund's expenses to 1.00% of the Fund's average net assets.
(g) Effective October 27, 2000, through April 30, 2003, the Manager voluntarily agreed to limit the Fund's expenses to 0.85% of the Fund's average net assets.
(h) For the year ended December 31, 2004, the Manager voluntarily reimbursed the Fund for excise tax expense incurred. Excluding that reimbursement, the Fund's ratio of expenses to average net assets would have been 0.85%, and the Fund's total return would not have changed.

 E X P E N S E
===============-----------------------------------------------------------------
               EXAMPLE (unaudited)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2007

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2007, through June 30, 2007.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

34

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2007

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                              EXPENSES PAID
                                    BEGINNING               ENDING            DURING PERIOD*
                                  ACCOUNT VALUE         ACCOUNT VALUE       JANUARY 1, 2007 -
                                 JANUARY 1, 2007        JUNE 30, 2007         JUNE 30, 2007
                                 ------------------------------------------------------------
Actual                              $1,000.00             $ 1099.10**             $4.11**
Hypothetical
   (5% return before expenses)       1,000.00              1,020.88**              3.96**

         *Expenses are equal to the Fund's annualized expense ratio of 0.79%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 9.91% for the six-month period of January 1, 2007, through June 30, 2007.

        **The Fund's annualized expense ratio of 0.79% above reflects a change effective April 13, 2007, in the rate of the Manager's voluntary expense limitation for the Fund from 0.80% to 0.78% of the Fund's average annual net assets. Had the expense limitation of 0.78% been in effect for the entire six-month period of January 1, 2007, through June 30, 2007, the values in the table above would be as shown below.

                                                                              EXPENSES PAID
                                    BEGINNING              ENDING            DURING PERIOD*
                                  ACCOUNT VALUE         ACCOUNT VALUE       JANUARY 1, 2007 -
                                 JANUARY 1, 2007        JUNE 30, 2007         JUNE 30, 2007
                                 ------------------------------------------------------------
Actual                              $1,000.00           $ 1099.10               $4.06
Hypothetical
   (5% return before expenses)       1,000.00            1,020.93                3.91

 A D V I S O R Y
================----------------------------------------------------------------
                AGREEMENTS

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

         At a meeting of the Board of Trustees held on April 18, 2007, the Board, including the Trustees who are not "interested persons" of the Trust (the "Independent Trustees"), approved the continuance of the Investment Advisory Agreement between the Trust and the Manager with respect to the Fund and the Subadvisory Agreement with respect to the Fund.

         In advance of the meeting, the Trustees received and considered a variety of information relating to the Investment Advisory Agreement and Subadvisory Agreement and the Manager and the Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's and Subadviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Subadvisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and the Subadvisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement and the Subadvisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

         At each regularly scheduled meeting of the Board and its committees, the Board of Trustees of the Trust receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager and by the Subadviser. At the meeting at which

36

 A D V I S O R Y
================----------------------------------------------------------------
                AGREEMENTS
                (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

         the renewal of the Investment Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager and the Subadviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement and Subadvisory Agreement included certain information previously received at such meetings.

INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

         After full consideration of a variety of factors, the Board of Trustees, including the Independent Trustees, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Director attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board of Trustees reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

 A D V I S O R Y
================----------------------------------------------------------------
                AGREEMENTS
                (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

         The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of senior personnel, as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of the Subadviser and its timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investmen Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Manager and its affiliates provide compliance and administrative services to the Fund. The Trustees, guided also by information obtained from their experiences as directors/trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objectives and classifications, sales load type (in this case, pure-index investment companies with no sales loads or with front-end loads), asset size, and expense components

38

 A D V I S O R Y
================----------------------------------------------------------------
                AGREEMENTS
                (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

         (the "expense group") and (ii) a larger group of investment companies that includes all no-load and front-end load retail open-end investment companies in similar investment classifications/objectives as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any reimbursements -- was below the median of both its expense group and its expense universe. The data indicated that the Fund's total expenses, after reimbursement, were below the median of its expense group and above the median of its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the nature and high quality of the services provided by the Manager. The Board also considered the level of correlation between the Nasdaq-100 Index and the Fund and the relatively low tracking error between the Fund and the index and noted that it reviews such information on a quarterly basis. The Board also noted the level and method of computing the management fee. The Trustees also took into account the Manager's current voluntary undertakings to maintain expense limitations for the Fund and that the subadvisory fees under the Subadvisory Agreement are paid by the Manager.

         In considering the Fund's performance, the Board of Trustees noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with similar classifications/objectives as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the

 A D V I S O R Y
================----------------------------------------------------------------
                AGREEMENTS
                (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

         Fund's performance was below the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2006. The Trustees noted management's discussion of the Fund's performance relative to its benchmark, as well as the investment category in which the Fund was placed for the third-party report. The Trustees also considered management's discussion of the purpose of the Fund as an option for shareholders within the range of products offered in the USAA fund complex.

         COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted the current size of the Fund and that the Manager has reimbursed a portion of its management fees for the Fund and also pays the subadvisory fees. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund.

         ECONOMIES OF SCALE. The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board noted the fact that the Manager pays the subadvisory fee. The Board also noted that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The

40

 A D V I S O R Y
================----------------------------------------------------------------
                AGREEMENTS
                (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

        Board determined that the current investment management fee structure was reasonable.

        CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund, if any, is reasonable. Based on its conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the interests of the Fund and its shareholders.

SUBADVISORY AGREEMENT
--------------------------------------------------------------------------------

         In approving the Fund's Subadvisory Agreement, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund, including the personnel providing services; (ii) the Subadviser's compensation and any other benefits derived from the performance to comparable investment companies; and
         (iii) the terms of the Subadvisory Agreement. The Board's analysis of these factors is set forth below.

         After full consideration of a variety of factors, the Board of Trustees, including the Independent Trustees, voted to approve the Subadvisory Agreement. In approving the Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Director attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

 A D V I S O R Y
================----------------------------------------------------------------
                AGREEMENTS
                (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

         NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL. The Trustees considered information provided to them regarding the services provided by the Subadviser, including information presented periodically throughout the previous year. The Board considered the Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and the Subadviser's level of staffing. The Trustees noted that the materials provided to them indicated that the method of compensating portfolio managers is reasonable and includes appropriate mechanisms to prevent a manager with underperformance from taking undue risks. The Trustees also noted the Subadviser's brokerage practices. The Board also considered the Subadviser's regulatory and compliance history. The Board noted that the Manager's monitoring processes of the Subadviser include: (i) regular telephonic meetings to discuss, among other matters, investment strategies and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to the Subadviser.

         SUBADVISER COMPENSATION. The Board also took into consideration the financial condition of the Subadviser. In considering the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund, the Trustees noted that the fees under the Subadvisory Agreement were paid by the Manager. The Trustees also relied on the ability of the Manager to negotiate the Subadvisory Agreement and the fees thereunder at arm's length. The Board also considered information relating to the cost of services to be provided by the Subadviser, the Subadviser's profitability with respect to the Fund, and the potential economies of scale in the Subadviser's management of the Fund, to the extent available. However, for the reasons noted above, this information was less significant to the Board's consideration of the Subadvisory Agreement than the other factors considered.

42

 A D V I S O R Y
================----------------------------------------------------------------
                AGREEMENTS
                (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2007 (UNAUDITED)

         SUBADVISORY FEES AND FUND PERFORMANCE. The Board compared the subadvisory fees for the Fund with the fees that the Subadviser charges to comparable clients. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager pays a subadvisory fee to the Subadviser. As noted above, the Board considered the Fund's performance during the one-, three-, and five-year periods ended December 31, 2006, as compared to the Fund's respective peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board noted the Manager's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadviser.

         CONCLUSION. The Board reached the following conclusions regarding the Subadvisory Agreement, among others: (i) the Subadviser is qualified to manage the Fund's assets in accordance with its investment objectives and policies; (ii) the Subadviser maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and the Subadviser. Based on the Board's conclusions, the Board of Trustees determined that approval of the Subadvisory Agreement with respect to the Fund would be in the interests of the Fund and its shareholders.

 N O T E S
==========----------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

44

 N O T E S
==========----------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

 N O T E S
==========----------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

46

 N O T E S
==========----------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

 N O T E S
==========----------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

48

 N O T E S
==========----------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

                TRUSTEES    Christopher W. Claus
                            Barbara B. Dreeben
                            Robert L. Mason, Ph.D.
                            Michael F. Reimherr
                            Richard A. Zucker

          ADMINISTRATOR,    USAA Investment Management Company
     INVESTMENT ADVISER,    P.O. Box 659453
            UNDERWRITER,    San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT    USAA Shareholder Account Services
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288

           CUSTODIAN AND    State Street Bank and Trust Company
        ACCOUNTING AGENT    P.O. Box 1713
                            Boston, Massachusetts 02105

             INDEPENDENT    Ernst & Young LLP
       REGISTERED PUBLIC    100 West Houston St., Suite 1800
         ACCOUNTING FIRM    San Antonio, Texas 78205

               TELEPHONE    Call toll free - Central time
        ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                            Saturday, 8 a.m. to 5 p.m.

          FOR ADDITIONAL    (800) 531-8181
       INFORMATION ABOUT    For account servicing, exchanges,
            MUTUAL FUNDS    or redemptions (800) 531-8448

         RECORDED MUTUAL    24-hour service (from any phone)
       FUND PRICE QUOTES    (800) 531-8066

       USAA SELF-SERVICE    For account balance, last transaction, fund
        TELEPHONE SYSTEM    prices, or to exchange or redeem fund shares
                            (800) 531-8777

         INTERNET ACCESS    USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                        Recycled
                                                                           Paper

-------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
                                                                   Postage
                                                                   P A I D
                                                                     USAA
                                                                -------------
   GO PAPERLESS!
   Get USAA documents online.
   At USAA.COM click: DOCUMENTS

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

37758-0807  W                               (C)2007, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended June 30, 2007

By:*     MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    AUGUST 27, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    AUGUST 29, 2007
         ------------------------------


By:*     DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    AUGUST 28, 2007
         ------------------------------


*Print the name and title of each signing officer under his or her signature.